UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-1810

                        Oppenheimer Global Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  September 30

Date of reporting period:  October 1, 2002 - September 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION

How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund's performance during its fiscal year ended September 30, 2003, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.
Management's Discussion of Fund Performance. Oppenheimer Global Fund Class A shares (without sales charge) returned 25.73% for the fiscal year ended September 30, 2003. This compares to a total return of 26.16% for the Fund's benchmark, the Morgan Stanley Capital International (MSCI) World Index, for the same period.
   Over the last 12 months, the Fund continued to seek to capitalize on global growth trends of mass affluence, new technologies, corporate restructuring and aging populations. Within each trend, we looked for reasonably priced companies with strong growth prospects. Our contrarian stock selection process often led us to out of favor, but well-managed companies whose stock price had declined in the marketplace.
   During the period, the Fund benefited from its selective investments in the technology and consumer staples sectors. KDDI Corp., the number two wireless carrier in Japan, was the Fund's best performing stock during the period on strong demand for wireless products. National Semiconductor Corp. also performed very well after completing a long restructuring, as the company was able to focus on higher-margin segments of its product line. In addition, the Fund received favorable performance from its holdings in QUALCOMM, Inc., Vodafone Group plc and Yahoo Japan Corp. During the latter half of the period, we sold portions of the Fund's holdings in Ericsson and National Semiconductor, replacing them with more stable growth companies.
   In consumer staples, Reckitt Benckiser plc and Wella AG performed very well as consumer spending continued to be strong. However, we did trim these holdings as the markets declined in the first quarter 2003.
   Two companies in particular detracted from the Fund's overall return. Although we had sold most of our position, Sony Corp. detracted from performance due to management's inability to turn around a slide in the brand quality and reputation. Tandberg ASA, a carrier in videoconferencing, had disappointing earnings during the year and was punished in the marketplace.
   The financial services sector as a whole was a slight drag on the Fund's relative performance. Financial stocks were hit very hard during the bear market, particularly in Europe, where many of the insurance companies held large equity portfolios that declined in the first half of the period.
   One area in which we drastically reduced the Fund's investment over the last 12 months was video games. As the product cycle for video game software ended, we believed it was a good idea to decrease weightings in this sector. Throughout 2002 and

5  |  OPPENHEIMER GLOBAL FUND

FUND PERFORMANCE DISCUSSION

into early 2003, Electronic Arts, Inc. was our largest holding in video game software, but that position was trimmed back during the period.
   From a country perspective, the United States was the biggest contributor to performance as most of the Fund's technology holdings were based there. The Fund also did well in Japan, where we generally kept a market weight throughout the period, but solid stock selection led to good performance in the country versus the benchmark. Finally, the Fund received positive returns from Brazil, which is not part of the MSCI World Index, where we have a holding in Empresa Brasileira de Aeronautica SA (Embraer), the regional jet manufacturer.
   Please remember country, sector and market capitalization weightings were the result of individual stock selection and do not reflect predetermined target allocations. The Fund's holdings, allocations, management, and strategies are subject to change. Investing in foreign securities poses additional risks, such as currency fluctuations and higher expenses.
   Comparing the Fund's Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2003. In the case of Class A and Class B shares, performance is measured over a ten-year period. In the case of Class C shares, performance is measured from the inception of the Class on October 2, 1995. In the case of Class Y shares, performance is measured from the inception of the Class on November 17, 1998. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge for Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.
   The Fund's performance is compared to the performance of the Morgan Stanley Capital International (MSCI) World Index, an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the United States. It is widely recognized as a measure of global stock market performance. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow show the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund, it must be noted that the Fund's investments are not limited to the securities or countries in the Index.


6  |  OPPENHEIMER GLOBAL FUND

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Global Fund (Class A)
     MSCI World Index

[LINE CHART]
           Value of Investment       Morgan Stanley
Date             In Fund              World Index

09/30/1993       $ 9,425                $10,000
12/31/1993        10,984                 10,174
03/31/1994        10,700                 10,248
06/30/1994        10,572                 10,568
09/30/1994        11,234                 10,807
12/31/1994        10,643                 10,742
03/31/1995        10,846                 11,258
06/30/1995        11,595                 11,754
09/30/1995        12,275                 12,425
12/31/1995        12,407                 13,031
03/31/1996        13,016                 13,577
06/30/1996        13,538                 13,986
09/30/1996        13,869                 14,189
12/31/1996        14,581                 14,855
03/31/1997        15,209                 14,914
06/30/1997        16,998                 17,176
09/30/1997        18,425                 17,684
12/31/1997        17,763                 17,266
03/31/1998        19,756                 19,756
06/30/1998        20,042                 20,176
09/30/1998        16,610                 17,774
12/31/1998        20,020                 21,547
03/31/1999        20,767                 22,335
06/30/1999        22,816                 23,419
09/30/1999        23,262                 23,091
12/31/1999        31,726                 27,007
03/31/2000        35,992                 27,303
06/30/2000        34,821                 26,355
09/30/2000        34,227                 25,049
12/31/2000        33,015                 23,518
03/31/2001        28,267                 20,514
06/30/2001        30,342                 21,083
09/30/2001        24,951                 18,067
12/31/2001        29,120                 19,632
03/31/2002        29,563                 19,754
06/30/2002        26,846                 17,943
09/30/2002        21,967                 14,660
12/31/2002        22,583                 15,796
03/31/2003        20,801                 15,015
06/30/2003        25,188                 17,605
09/30/2003        27,619                 18,474

Average Annual Total Returns of Class A Shares of the Fund at 9/30/03* 1-Year 18.50% 5-Year 9.40% 10-Year 10.69%

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Global Fund (Class B)
     MSCI World Index

[LINE CHART]
            Value of Investment        Morgan Stanley
Date             In Fund                 World Index

09/30/1993       $10,000                  $10,000
12/31/1993        11,627                   10,174
03/31/1994        11,305                   10,248
06/30/1994        11,140                   10,568
09/30/1994        11,810                   10,807
12/31/1994        11,164                   10,742
03/31/1995        11,355                   11,258
06/30/1995        12,112                   11,754
09/30/1995        12,795                   12,425
12/31/1995        12,909                   13,031
03/31/1996        13,514                   13,577
06/30/1996        14,028                   13,986
09/30/1996        14,340                   14,189
12/31/1996        15,044                   14,855
03/31/1997        15,660                   14,914
06/30/1997        17,467                   17,176
09/30/1997        18,895                   17,684
12/31/1997        18,177                   17,266
03/31/1998        20,174                   19,756
06/30/1998        20,436                   20,176
09/30/1998        16,900                   17,774
12/31/1998        20,327                   21,547
03/31/1999        21,051                   22,335
06/30/1999        23,079                   23,419
09/30/1999        23,502                   23,091
12/31/1999        32,053                   27,007
03/31/2000        36,363                   27,303
06/30/2000        35,179                   26,355
09/30/2000        34,579                   25,049
12/31/2000        33,355                   23,518
03/31/2001        28,558                   20,514
06/30/2001        30,654                   21,083
09/30/2001        25,208                   18,067
12/31/2001        29,420                   19,632
03/31/2002        29,867                   19,754
06/30/2002        27,122                   17,943
09/30/2002        22,193                   14,660
12/31/2002        22,816                   15,796
03/31/2003        21,015                   15,015
06/30/2003        25,448                   17,605
09/30/2003        27,903                   18,474

Average Annual Total Returns of Class B Shares of the Fund at 9/30/03* 1-Year 19.69% 5-Year 9.57% 10-Year 10.81%

*See Notes on page 10 for further details.
The performance information for the MSCI World Index in the graphs begins on 9/30/93 for Class A and Class B, 9/30/95 for Class C, 2/28/01 for Class N and 11/30/98 for Class Y.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.

7  | oppenheimer Global Fund

FUND PERFORMANCE DISCUSSION

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Global Fund (Class C)
     MSCI World Index


[LINE CHART]
            Value of Investment        Morgan Stanley
Date             In Fund                World Index

10/02/1995       $10,000                  $10,000
12/31/1995        10,117                   10,488
03/31/1996        10,587                   10,927
06/30/1996        10,990                   11,257
09/30/1996        11,234                   11,420
12/31/1996        11,785                   11,956
03/31/1997        12,267                   12,003
06/30/1997        13,685                   13,824
09/30/1997        14,801                   14,233
12/31/1997        14,241                   13,896
03/31/1998        15,807                   15,900
06/30/1998        16,007                   16,238
09/30/1998        13,242                   14,305
12/31/1998        15,927                   17,341
03/31/1999        16,491                   17,975
06/30/1999        18,080                   18,849
09/30/1999        18,402                   18,584
12/31/1999        25,049                   21,736
03/31/2000        28,363                   21,974
06/30/2000        27,383                   21,211
09/30/2000        26,870                   20,160
12/31/2000        25,866                   18,928
03/31/2001        22,100                   16,510
06/30/2001        23,677                   16,968
09/30/2001        19,434                   14,541
12/31/2001        22,637                   15,801
03/31/2002        22,939                   15,899
06/30/2002        20,790                   14,441
09/30/2002        16,979                   11,799
12/31/2002        17,421                   12,713
03/31/2003        16,015                   12,085
06/30/2003        19,359                   14,169
09/30/2003        21,181                   14,869

Average Annual Total Returns of Class C Shares of the Fund at 9/30/03* 1-Year 23.75% 5-Year 9.85% Since Inception 9.84%

Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Global Fund (Class N)
     MSCI World Index

[LINE CHART]
          Value of Investment      Morgan Stanley
Date            In Fund             World Index

03/01/2001      $10,000              $10,000
03/31/2001        9,044                9,345
06/30/2001        9,699                9,604
09/30/2001        7,975                8,231
12/31/2001        9,304                8,944
03/31/2002        9,439                8,999
06/30/2002        8,566                8,174
09/30/2002        7,008                6,678
12/31/2002        7,199                7,196
03/31/2003        6,631                6,840
06/30/2003        8,021                8,020
09/30/2003        8,785                8,416

Average Annual Total Returns of Class N Shares of the Fund at 9/30/03*
1-Year  24.36%             Since Inception  -4.90%

*See Notes on page 10 for further details.

8  |  OPPENHEIMER GLOBAL FUND

Class Y Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Global Fund (Class Y)
     MSCI World Index

[LINE CHART]
            Value of Investment        Morgan Stanley
Date             In Fund                 World Index

11/17/1998       $10,000                  $10,000
12/31/1998        10,907                   10,490
03/31/1999        11,328                   10,874
06/30/1999        12,454                   11,402
09/30/1999        12,710                   11,242
12/31/1999        17,353                   13,148
03/31/2000        19,701                   13,293
06/30/2000        19,075                   12,831
09/30/2000        18,764                   12,195
12/31/2000        18,098                   11,450
03/31/2001        15,497                    9,987
06/30/2001        16,651                   10,264
09/30/2001        13,691                    8,796
12/31/2001        15,989                    9,558
03/31/2002        16,241                    9,617
06/30/2002        14,753                    8,736
09/30/2002        12,077                    7,137
12/31/2002        12,422                    7,690
03/31/2003        11,449                    7,310
06/30/2003        13,872                    8,571
09/30/2003        15,214                    8,994

Average Annual Total Returns of Class Y Shares of the Fund at 9/30/03*
1-Year  25.98%             Since Inception  9.00%

The performance information for the MSCI World Index in the graphs begins on 9/30/93 for Class A and Class B, 9/30/95 for Class C, 2/28/01 for Class N and 11/30/98 for Class Y.

Past performance cannot guarantee future results. Graphs are not drawn to same scale.

9  |  OPPENHEIMER GLOBAL FUND

NOTES

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns and the ending account values in the graph includes changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 12/22/69. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 8/17/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 11/17/98. Class Y shares are offered to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


10  |  OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  September 30, 2003

                                                                    Market Value
                                                        Shares        See Note 1
--------------------------------------------------------------------------------
 Common Stocks--98.6%
--------------------------------------------------------------------------------
 Consumer Discretionary--15.2%
--------------------------------------------------------------------------------
 Automobiles--1.0%
 Porsche AG, Preferred                                 197,593      $ 83,165,225
--------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--1.6%
 International Game
 Technology                                          2,547,200        71,703,680
--------------------------------------------------------------------------------
 Panera Bread
 Co., Cl. A 1                                          500,600        20,504,576
--------------------------------------------------------------------------------
 Starbucks Corp. 1                                   1,375,300        39,608,640
                                                                    ------------
                                                                     131,816,896

--------------------------------------------------------------------------------
 Household Durables--1.0%
 Sharp Corp.                                         5,164,000        75,577,496
--------------------------------------------------------------------------------
 Media--8.6%
 Grupo Televisa SA,
 Sponsored GDR                                       1,687,590        61,748,918
--------------------------------------------------------------------------------
 JC Decaux SA 1                                      2,030,482        28,540,689
--------------------------------------------------------------------------------
 Pearson plc                                         7,993,592        75,732,359
--------------------------------------------------------------------------------
 Reed Elsevier plc                                   8,232,599        64,387,491
--------------------------------------------------------------------------------
 Singapore Press
 Holdings Ltd.                                       5,665,785        59,983,145
--------------------------------------------------------------------------------
 Sirius Satellite
 Radio, Inc. 1,2                                   102,852,610       188,220,276
--------------------------------------------------------------------------------
 Television
 Broadcasts Ltd.                                    19,376,486        87,076,334
--------------------------------------------------------------------------------
 Wolters Kluwer NV                                   2,999,264        43,031,198
--------------------------------------------------------------------------------
 WPP Group plc                                       4,464,540        37,643,238
--------------------------------------------------------------------------------
 Zee Telefilms Ltd.                                 19,807,207        53,413,666
                                                                    ------------
                                                                     699,777,314

--------------------------------------------------------------------------------
 Specialty Retail--3.0%
 Circuit City Stores,
 Inc./Circuit City
 Group                                               5,202,615        49,580,921
--------------------------------------------------------------------------------
 Gap, Inc. (The)                                     2,155,900        36,909,008
--------------------------------------------------------------------------------
 Hennes & Mauritz
 AB (H&M),
 B Shares                                            1,645,400        37,330,675
--------------------------------------------------------------------------------
 New Dixons
 Group plc                                          36,339,394        81,203,393
--------------------------------------------------------------------------------
 RadioShack Corp.                                    1,319,000        37,472,790
                                                                    ------------
                                                                     242,496,787


                                                                    Market Value
                                                        Shares        See Note 1
--------------------------------------------------------------------------------
 Consumer Staples--8.0%
--------------------------------------------------------------------------------
 Beverages--1.9%
 Companhia de
 Bebidas das
 Americas, ADR                                       2,294,900      $ 49,684,585
--------------------------------------------------------------------------------
 Diageo plc                                          1,643,520        17,734,884
--------------------------------------------------------------------------------
 Fomento Economico
 Mexicano SA de
 CV, UBD                                            11,742,100        44,683,175
--------------------------------------------------------------------------------
 Grupo Modelo SA
 de CV, Series C                                    15,788,200        38,980,561
                                                                    ------------
                                                                     151,083,205

--------------------------------------------------------------------------------
 Food & Staples Retailing--1.5%
 Boots Group plc                                     4,169,128        44,711,135
--------------------------------------------------------------------------------
 Carrefour SA                                          742,840        37,371,201
--------------------------------------------------------------------------------
 Seven-Eleven Japan
 Co. Ltd.                                            1,321,000        42,214,295
                                                                    ------------
                                                                     124,296,631

--------------------------------------------------------------------------------
 Food Products--0.4%
 Cadbury
 Schweppes plc                                       5,922,191        36,404,775
--------------------------------------------------------------------------------
 Household Products--2.9%
 Hindustan
 Lever Ltd.                                         17,684,700        70,839,281
--------------------------------------------------------------------------------
 Reckitt
 Benckiser plc                                       8,012,716       161,079,152
                                                                    ------------
                                                                     231,918,433

--------------------------------------------------------------------------------
 Personal Products--1.3%
 Gillette Co.                                        2,112,400        67,554,552
--------------------------------------------------------------------------------
 Shiseido Co. Ltd.                                   2,966,000        33,824,321
                                                                    ------------
                                                                     101,378,873

--------------------------------------------------------------------------------
 Energy--4.6%
--------------------------------------------------------------------------------
 Oil & Gas--4.6%
 BP plc, ADR                                         1,663,756        70,044,128
--------------------------------------------------------------------------------
 Burlington
 Resources, Inc.                                       671,600        32,371,120
--------------------------------------------------------------------------------
 ChevronTexaco Corp.                                   957,517        68,414,590
--------------------------------------------------------------------------------
 Encana Corp.                                        1,450,656        52,567,400
--------------------------------------------------------------------------------
 ENI SpA                                             2,187,400        33,421,049
--------------------------------------------------------------------------------
 Husky Energy, Inc.                                  5,472,565        83,135,783
--------------------------------------------------------------------------------
 Total SA, B Shares                                    237,040        35,775,414
                                                                    ------------
                                                                     375,729,484

11  |  OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  Continued


                                                                    Market Value
                                                        Shares        See Note 1
--------------------------------------------------------------------------------
 Financials--18.2%
--------------------------------------------------------------------------------
 Capital Markets--0.3%
 Northern
 Trust Corp.                                           472,500      $ 20,052,900
--------------------------------------------------------------------------------
 Commercial Banks--9.1%
 ABN Amro
 Holding NV                                          5,806,068       107,169,059
--------------------------------------------------------------------------------
 Australia & New
 Zealand Banking
 Group Ltd.                                          2,888,029        35,087,991
--------------------------------------------------------------------------------
 Bank One Corp.                                      3,846,303       148,659,611
--------------------------------------------------------------------------------
 ICICI Bank Ltd.,
 Sponsored ADR                                       6,931,250        73,194,000
--------------------------------------------------------------------------------
 Resona
 Holdings, Inc. 1                                   49,730,000        69,888,645
--------------------------------------------------------------------------------
 Royal Bank of
 Scotland Group
 plc (The)                                           3,748,762        95,291,357
--------------------------------------------------------------------------------
 Societe
 Generale, Cl. A                                     1,642,139       109,386,563
--------------------------------------------------------------------------------
 Wachovia Corp.                                      2,449,738       100,904,708
                                                                    ------------
                                                                     739,581,934

--------------------------------------------------------------------------------
 Diversified Financial Services--3.7%
 3i Group plc                                        3,701,072        36,601,691
--------------------------------------------------------------------------------
 American Express Co.                                1,713,800        77,223,828
--------------------------------------------------------------------------------
 Citigroup, Inc.                                       832,633        37,893,128
--------------------------------------------------------------------------------
 Credit Saison
 Co. Ltd.                                            1,969,300        41,072,989
--------------------------------------------------------------------------------
 MBNA Corp.                                          1,745,400        39,795,120
--------------------------------------------------------------------------------
 MLP AG 1                                            1,436,601        21,916,212
--------------------------------------------------------------------------------
 Schwab
 (Charles) Corp.                                     3,636,500        43,310,715
                                                                    ------------
                                                                     297,813,683

--------------------------------------------------------------------------------
 Insurance--4.7%
 ACE Ltd.                                            2,016,571        66,708,169
--------------------------------------------------------------------------------
 Aegon NV                                            6,736,151        78,367,381
--------------------------------------------------------------------------------
 Allianz AG                                            905,626        79,942,205
--------------------------------------------------------------------------------
 Berkshire Hathaway,
 Inc., Cl. B 1                                          29,620        73,931,520
--------------------------------------------------------------------------------
 Everest Re
 Group Ltd.                                            517,600        38,902,816
--------------------------------------------------------------------------------
 Manulife
 Financial Corp.                                     1,529,239        44,230,018
                                                                    ------------
                                                                     382,082,109



                                                                    Market Value
                                                        Shares        See Note 1
--------------------------------------------------------------------------------
 Thrifts & Mortgage Finance--0.4%
 Fannie Mae                                            476,640       $33,460,128
--------------------------------------------------------------------------------
 Health Care--17.7%
--------------------------------------------------------------------------------
 Biotechnology--3.8%
 Affymetrix, Inc. 1                                  1,703,200        35,750,168
--------------------------------------------------------------------------------
 Amgen, Inc. 1                                       1,107,400        71,504,818
--------------------------------------------------------------------------------
 Genentech, Inc. 1                                     243,700        19,530,118
--------------------------------------------------------------------------------
 Gilead
 Sciences, Inc. 1                                    1,433,300        80,164,469
--------------------------------------------------------------------------------
 Human Genome
 Sciences, Inc. 1                                    1,253,000        17,115,980
--------------------------------------------------------------------------------
 IDEC Pharmaceuticals
 Corp. 1                                               773,400        25,638,210
--------------------------------------------------------------------------------
 Millennium
 Pharmaceuticals, Inc. 1                             1,190,500        18,321,795
--------------------------------------------------------------------------------
 Qiagen NV 1                                         3,416,458        37,160,453
                                                                    ------------
                                                                     305,186,011

--------------------------------------------------------------------------------
 Health Care Equipment & Supplies--1.8%
 Amersham plc                                        3,695,160        31,800,739
--------------------------------------------------------------------------------
 Applera Corp./Applied
 Biosystems Group                                    2,031,800        45,329,458
--------------------------------------------------------------------------------
 Essilor
 International SA                                      725,140        31,363,303
--------------------------------------------------------------------------------
 Smith &
 Nephew plc                                          5,491,360        36,128,449
--------------------------------------------------------------------------------
 Swiss
 Medical SA 1,2,3                                      960,000         3,986,592
                                                                    ------------
                                                                     148,608,541

--------------------------------------------------------------------------------
 Health Care Providers & Services--2.9%
 Express
 Scripts, Inc. 1                                       669,000        40,909,350
--------------------------------------------------------------------------------
 Fresenius AG,
 Preference                                            758,880        48,385,503
--------------------------------------------------------------------------------
 IMS Health, Inc.                                    2,165,400        45,689,940
--------------------------------------------------------------------------------
 Oxford Health
 Plans, Inc. 1                                         877,000        36,228,870
--------------------------------------------------------------------------------
 Quest
 Diagnostics, Inc. 1                                 1,118,700        67,837,968
                                                                    ------------
                                                                     239,051,631

--------------------------------------------------------------------------------
 Pharmaceuticals--9.2%
 Aventis SA                                          1,116,714        57,935,892
--------------------------------------------------------------------------------
 Chugai Pharmaceutical
 Co. Ltd.                                            1,034,400        12,898,171




12  |  OPPENHEIMER GLOBAL FUND

                                                                    Market Value
                                                        Shares        See Note 1
--------------------------------------------------------------------------------
 Pharmaceuticals Continued
 Johnson & Johnson                                   1,298,055      $ 64,279,684
--------------------------------------------------------------------------------
 Mylan
 Laboratories, Inc.                                  1,186,500        45,858,225
--------------------------------------------------------------------------------
 Novartis AG                                         1,638,040        63,383,193
--------------------------------------------------------------------------------
 Pfizer, Inc.                                        2,136,590        64,909,604
--------------------------------------------------------------------------------
 Roche Holdings AG                                   1,269,117       105,231,192
--------------------------------------------------------------------------------
 Sanofi-Synthelabo SA                                2,467,626       150,005,737
--------------------------------------------------------------------------------
 Schering-Plough
 Corp.                                               3,212,700        48,961,548
--------------------------------------------------------------------------------
 Shionogi & Co. Ltd.                                 5,165,000        89,693,416
--------------------------------------------------------------------------------
 Teva Pharmaceutical
 Industries Ltd.,
 Sponsored ADR                                         722,700        41,302,305
                                                                    ------------
                                                                     744,458,967

--------------------------------------------------------------------------------
 Industrials--5.3%
--------------------------------------------------------------------------------
 Aerospace & Defense--3.7%
 Boeing Co.                                          1,150,200        39,486,366
--------------------------------------------------------------------------------
 Bombardier,
 Inc., Cl. B                                         6,423,500        26,989,696
--------------------------------------------------------------------------------
 Empresa Brasileira
 de Aeronautica SA
 (Embraer), ADR                                      3,814,300        80,481,730
--------------------------------------------------------------------------------
 Lockheed
 Martin Corp.                                          968,200        44,682,430
--------------------------------------------------------------------------------
 Northrop
 Grumman Corp.                                         515,300        44,429,166
--------------------------------------------------------------------------------
 Raytheon Co.                                        2,376,400        66,539,200
                                                                    ------------
                                                                     302,608,588

--------------------------------------------------------------------------------
 Commercial Services & Supplies--1.1%
 Rentokil Initial plc                               11,961,173        42,377,665
--------------------------------------------------------------------------------
 Societe BIC SA                                        998,687        42,566,556
                                                                    ------------
                                                                      84,944,221

--------------------------------------------------------------------------------
 Industrial Conglomerates--0.5%
 Hutchison
 Whampoa Ltd.                                        5,806,000        42,361,502
--------------------------------------------------------------------------------
 Information Technology--21.7%
--------------------------------------------------------------------------------
 Communications Equipment--5.4%
 Alcatel SA 1                                        4,261,220        50,467,634
--------------------------------------------------------------------------------
 Cisco Systems, Inc. 1                               2,206,900        43,122,826
--------------------------------------------------------------------------------
 JDS Uniphase Corp. 1                               18,480,800        66,530,880
--------------------------------------------------------------------------------
 Juniper
 Networks, Inc. 1                                    1,297,200        19,354,224
--------------------------------------------------------------------------------

                                                                    Market Value
                                                        Shares        See Note 1
--------------------------------------------------------------------------------
 Communications Equipment Continued
 QUALCOMM, Inc.                                      4,285,200      $178,435,728
--------------------------------------------------------------------------------
 Scientific-Atlanta, Inc.                            1,284,100        39,999,715
--------------------------------------------------------------------------------
 Telefonaktiebolaget
 LM Ericsson AB,
 B Shares 1                                         26,355,600        38,500,695
                                                                    ------------
                                                                     436,411,702

--------------------------------------------------------------------------------
 Computers & Peripherals--0.8%
 International Business
 Machines Corp.                                        446,281        39,420,001
--------------------------------------------------------------------------------
 SanDisk Corp. 1                                       497,900        31,736,146
                                                                    ------------
                                                                      71,156,147

--------------------------------------------------------------------------------
 Electronic Equipment & Instruments--1.7%
 Keyence Corp.                                         133,500        28,345,522
--------------------------------------------------------------------------------
 Murata Manufacturing
 Co. Ltd.                                              911,200        46,981,265
--------------------------------------------------------------------------------
 Tandberg ASA 1,2                                   10,538,350        62,579,808
                                                                    ------------
                                                                     137,906,595

--------------------------------------------------------------------------------
 Internet Software & Services--1.1%
 Yahoo Japan Corp. 1                                     6,204        87,743,991
--------------------------------------------------------------------------------
 IT Services--1.4%
 Amadeus Global Travel
 Distribution SA                                     5,872,722        36,931,014
--------------------------------------------------------------------------------
 Infosys
 Technologies Ltd.                                     756,663        74,809,763
                                                                    ------------
                                                                     111,740,777

--------------------------------------------------------------------------------
 Office Electronics--0.5%
 Canon, Inc.                                           864,000        42,227,454
--------------------------------------------------------------------------------
 Semiconductors & Semiconductor
 Equipment--4.6%
 Advanced Micro
 Devices, Inc. 1                                     7,853,100        87,247,941
--------------------------------------------------------------------------------
 Broadcom
 Corp., Cl. A 1                                      1,443,400        38,423,308
--------------------------------------------------------------------------------
 National
 Semiconductor Corp. 1                               3,547,400       114,545,546
--------------------------------------------------------------------------------
 Novellus
 Systems, Inc. 1                                     1,006,400        33,966,000
--------------------------------------------------------------------------------
 NVIDIA Corp. 1                                        673,900        10,722,423
--------------------------------------------------------------------------------
 Samsung
 Electronics Co.                                       257,390        87,724,975
                                                                    ------------
                                                                     372,630,193



13  |  OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  Continued

                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Software--6.2%
 Amdocs Ltd. 1                                      1,680,800    $   31,599,040
--------------------------------------------------------------------------------
 Cadence Design
 Systems, Inc. 1,2                                 16,913,838       226,645,429
--------------------------------------------------------------------------------
 Electronic Arts, Inc. 1                              531,189        48,991,561
--------------------------------------------------------------------------------
 Sybase, Inc. 1                                     2,337,555        39,761,811
--------------------------------------------------------------------------------
 Symantec Corp. 1                                     265,800        16,750,716
--------------------------------------------------------------------------------
 Synopsys, Inc. 1                                   2,439,026        75,048,830
--------------------------------------------------------------------------------
 Trend Micro, Inc. 1                                2,146,500        43,808,083
--------------------------------------------------------------------------------
 Veritas
 Software Corp. 1                                     640,100        20,099,140
                                                                   -------------
                                                                    502,704,610

--------------------------------------------------------------------------------
 Materials--0.5%
--------------------------------------------------------------------------------
 Chemicals--0.5%
 International Flavors &
 Fragrances, Inc.                                   1,284,625        42,495,395
--------------------------------------------------------------------------------
 Telecommunication Services--6.9%
--------------------------------------------------------------------------------
 Diversified Telecommunication Services--1.8%
 France Telecom SA 1                                2,982,160        68,589,253
--------------------------------------------------------------------------------
 Tele Norte Leste
 Participacoes SA
 (Telemar),
 Preference                                     5,620,042,297        77,749,517
                                                                   -------------
                                                                    146,338,770

--------------------------------------------------------------------------------
 Wireless Telecommunication Services--5.1%
 KDDI Corp.                                            43,991       222,878,808
--------------------------------------------------------------------------------
 Orange SA 1                                        4,208,120        42,879,943
--------------------------------------------------------------------------------
 SK Telecom Co. Ltd.                                  180,150        28,820,241
--------------------------------------------------------------------------------
 SK Telecom Co. Ltd.,
 ADR                                                1,497,000        26,706,480
--------------------------------------------------------------------------------
 Vodafone
 Group plc                                         44,631,224        88,980,380
                                                                   -------------
                                                                    410,265,852

                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Utilities--0.5%
--------------------------------------------------------------------------------
 Gas Utilities--0.5%
 Hong Kong
 & China Gas
 Co. Ltd.                                          32,776,700    $   44,019,432
                                                                   -------------
 Total Common Stocks
 (Cost $6,877,801,513)                                            7,999,496,252

                                                    Principal
                                                       Amount
--------------------------------------------------------------------------------
 Non-Convertible Corporate Bonds and Notes--0.1%
 Hindustan Lever Ltd.,
 9% Sec. Debs.,
 1/1/05 [INR]
 (Cost $2,402,403)                                106,108,200         2,469,520
--------------------------------------------------------------------------------
 Convertible Corporate Bonds and Notes--0.2%
 Nektar Therapeutics, 3% Cv. Unsec.
 Sub. Debs., 6/30/10 4
 (Cost $14,307,000)                                14,307,000        18,295,076
--------------------------------------------------------------------------------
 Joint Repurchase Agreements--1.6%
 Undivided interest of 26.28% in joint
 repurchase agreement (Principal
 Amount/Market Value $501,807,000,
 with a maturity value of $501,820,242)
 with DB Alex Brown LLC, 0.95%,
 dated 9/30/03, to be repurchased at
 $131,860,480 on 10/1/03, collateralized
 by U.S. Treasury Nts., 4.875%--6.50%,
 2/15/10--2/15/12, with a value
 of $512,505,632
 (Cost $131,857,000)                              131,857,000       131,857,000

--------------------------------------------------------------------------------
 Total Investments,
 at Value
 (Cost $7,026,367,916)                                  100.5%    8,152,117,848
--------------------------------------------------------------------------------
 Liabilities in Excess
 of Other Assets                                         (0.5)      (40,203,483)
                                                      --------------------------
 Net Assets                                             100.0%   $8,111,914,365
                                                      ==========================




14  |  OPPENHEIMER GLOBAL FUND

Footnotes to Statement of Investments
Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
INR  Indian Rupee

1. Non-income producing security.
2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2003. The aggregate fair value of securities of affiliated companies held by the Fund as of September 30, 2003 amounts to $481,432,105. Transactions during the period in which the issuer was an affiliate are as follows:

                                  Shares                                Shares     Unrealized
                           September 30,      Gross       Gross  September 30,   Appreciation    Dividend       Realized
                                    2002  Additions  Reductions           2003  (Depreciation)     Income           Loss
-------------------------------------------------------------------------------------------------------------------------
Stocks and/or Warrants
Cadence Design Systems, Inc.  18,175,538         --   1,261,700     16,913,838  $ (92,967,643) $       --   $ 17,905,609
Fresenius AG, Preference*      1,732,127         --     973,247        758,880             --   1,544,467     66,337,952
Sirius Satellite Radio, Inc.   3,502,500 99,350,110**        --    102,852,610     42,692,284          --             --
Swiss Medical SA                 960,000         --          --        960,000    (26,403,408)         --             --
Tandberg ASA                     884,100  9,654,250          --     10,538,350    (26,137,642)         --             --
XM Satellite Radio
Holdings, Inc.*                4,606,300         --   4,606,300             --             --          --     41,072,112
                                                                                -----------------------------------------
                                                                                $(102,816,409) $1,544,467   $125,315,673
                                                                                =========================================

  *No longer an affiliate as of September 30, 2003.
  **This transaction was the result of a reorganization.

3. Identifies issues considered to be illiquid or restricted. See Note 6 of Notes to Financial Statements.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $18,295,076 or 0.23% of the Fund's net assets as of September 30, 2003.


15  |  OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  Continued

 Distribution of investments representing geographical holdings, as a percentage of total investments at value, is as follows:

 Geographic Holdings                              Market Value        Percent
------------------------------------------------------------------------------
 United States                                  $3,504,690,730           43.0%
 Great Britain                                     920,120,836           11.3
 Japan                                             837,154,456           10.3
 France                                            654,882,186            8.0
 India                                             274,726,230            3.4
 The Netherlands                                   265,728,091            3.3
 Germany                                           233,409,145            2.9
 Brazil                                            207,915,832            2.6
 Canada                                            206,922,897            2.5
 Hong Kong                                         173,457,268            2.1
 Switzerland                                       168,614,385            2.1
 Mexico                                            145,412,654            1.8
 Korea, Republic of South                          143,251,696            1.8
 Sweden                                             75,831,370            0.9
 Bermuda                                            66,708,169            0.8
 Norway                                             62,579,808            0.8
 Singapore                                          59,983,145            0.7
 Israel                                             41,302,305            0.5
 Spain                                              36,931,014            0.4
 Australia                                          35,087,991            0.4
 Italy                                              33,421,049            0.4
 Argentina                                           3,986,591             --
                                                ------------------------------
 Total                                          $8,152,117,848          100.0%
                                                ==============================


 See accompanying Notes to Financial Statements.


16  |  OPPENHEIMER GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2003

-------------------------------------------------------------------------------
 Assets

 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $6,442,119,402)                   $7,670,685,743
 Affiliated companies (cost $584,248,514)                          481,432,105
                                                                ---------------
                                                                 8,152,117,848
-------------------------------------------------------------------------------
 Cash                                                                2,553,328
-------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                  57,292
-------------------------------------------------------------------------------
 Receivables and other assets:
 Interest and dividends                                             14,122,153
 Shares of beneficial interest sold                                  7,980,712
 Investments sold                                                    6,739,392
 Other                                                                   9,344
                                                                ---------------
 Total assets                                                    8,183,580,069

-------------------------------------------------------------------------------
 Liabilities

 Unrealized depreciation on foreign currency contracts                  32,371
-------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                              32,273,050
 Shares of beneficial interest redeemed                             29,878,254
 Distribution and service plan fees                                  4,582,109
 Transfer and shareholder servicing agent fees                       2,076,730
 Trustees' compensation                                              1,400,873
 Shareholder reports                                                 1,091,924
 Other                                                                 330,393
-------------------------------------------------------------------------------
 Total liabilities                                                  71,665,704
                                                                ---------------

-------------------------------------------------------------------------------
 Net Assets                                                     $8,111,914,365
                                                                ===============

-------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                                $8,110,406,949
-------------------------------------------------------------------------------
 Accumulated net investment income                                  14,279,141
-------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign
 currency transactions                                          (1,138,548,964)
-------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation
 of assets and liabilities denominated in foreign currencies     1,125,777,239
                                                                ---------------
 Net Assets                                                     $8,111,914,365
                                                                ===============





17  |  OPPENHEIMER GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued

----------------------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $5,904,063,154 and 133,214,758 shares of beneficial interest outstanding)              $44.32
 Maximum offering price per share (net asset value plus sales charge of
 5.75% of offering price)                                                               $47.02
----------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $1,224,724,919 and 29,499,931 shares of beneficial interest outstanding)               $41.52
----------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $610,814,807 and 14,478,240 shares of beneficial interest outstanding)                 $42.19
----------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $108,641,120
 and 2,466,988 shares of beneficial interest outstanding)                               $44.04
----------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on
 net assets of $263,670,365 and 5,915,815 shares of beneficial interest outstanding)    $44.57



 See accompanying Notes to Financial Statements.


18  |  OPPENHEIMER GLOBAL FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2003

-----------------------------------------------------------------------------------------------
 Investment Income

 Dividends:
 Unaffiliated companies (net of foreign withholding taxes of $10,896,470)       $  121,694,741
 Affiliated companies (net of foreign withholding taxes of $383,391)                 1,544,467
-----------------------------------------------------------------------------------------------
 Interest (net of foreign withholding taxes of $1,718)                               1,486,428
                                                                                ---------------
 Total investment income                                                           124,725,636

-----------------------------------------------------------------------------------------------
 Expenses

 Management fees                                                                    46,252,709
-----------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                            11,726,970
 Class B                                                                            11,133,894
 Class C                                                                             5,081,934
 Class N                                                                               388,654
-----------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                            13,353,605
 Class B                                                                             3,875,884
 Class C                                                                             1,535,959
 Class N                                                                               345,115
 Class Y                                                                               707,820
-----------------------------------------------------------------------------------------------
 Shareholder reports                                                                 1,589,416
-----------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                         1,313,757
-----------------------------------------------------------------------------------------------
 Trustees' compensation                                                                415,859
-----------------------------------------------------------------------------------------------
 Other                                                                                  65,926
                                                                                ---------------
 Total expenses                                                                     97,787,502
 Less reduction to custodian expenses                                                  (21,519)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B       (46,509)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class N      (104,360)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class Y       (52,965)
                                                                                ---------------
 Net expenses                                                                       97,562,149

-----------------------------------------------------------------------------------------------
 Net Investment Income                                                              27,163,487

-----------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments:
   Unaffiliated companies                                                         (529,072,130)
   Affiliated companies                                                           (125,315,673)
 Foreign currency transactions                                                     143,709,721
                                                                                ---------------
 Net realized loss                                                                (510,678,082)
-----------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                                     1,982,899,140
 Translation of assets and liabilities denominated in foreign currencies           112,280,466
                                                                                ---------------
 Net change in unrealized appreciation                                           2,095,179,606

-----------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                           $1,611,665,011
                                                                                ===============



 See accompanying Notes to Financial Statements.




19  |  OPPENHEIMER GLOBAL FUND

STATEMENTS OF CHANGES IN NET ASSETS


 Year Ended September 30,                                       2003            2002
-------------------------------------------------------------------------------------
 Operations

 Net investment income (loss)                         $   27,163,487  $     (906,990)
-------------------------------------------------------------------------------------
 Net realized loss                                      (510,678,082)   (448,125,052)
-------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)  2,095,179,606    (503,784,365)
                                                      -------------------------------
 Net increase (decrease) in net assets resulting from
 operations                                            1,611,665,011    (952,816,407)

-------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                 166,425,014     357,374,689
 Class B                                                (141,392,791)   (106,729,380)
 Class C                                                  30,323,215     126,876,337
 Class N                                                  37,889,062      56,432,365
 Class Y                                                  48,926,591      24,729,253

-------------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                             1,753,836,102    (494,133,143)
-------------------------------------------------------------------------------------
 Beginning of period                                   6,358,078,263   6,852,211,406
                                                      -------------------------------
 End of period [including accumulated net investment
 income (loss) of $14,279,141 and $(11,620,526),
 respectively]                                        $8,111,914,365  $6,358,078,263
                                                      ===============================


 See accompanying Notes to Financial Statements.


20  |  OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS


 Class A      Year Ended September 30,              2003        2002        2001          2000           1999
---------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period            $35.25      $40.04      $67.48        $49.50         $38.34
---------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                              .21         .07         .20           .26            .17
 Net realized and unrealized gain (loss)           8.86       (4.86)     (15.68)        22.20          14.37
                                                 --------------------------------------------------------------
 Total from investment operations                  9.07       (4.79)     (15.48)        22.46          14.54
---------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                --          --          --          (.32)          (.39)
 Dividends in excess of net investment income        --          --          --          (.04)            --
 Distributions from net realized gain                --          --      (11.96)        (4.12)         (2.99)
                                                 --------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                       --          --      (11.96)        (4.48)         (3.38)
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $44.32      $35.25      $40.04        $67.48         $49.50
                                                 ==============================================================

---------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1               25.73%     (11.96)%    (27.10)%       47.13%         40.05%

---------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)    $5,904,063  $4,559,330  $4,876,120    $6,225,967     $3,780,168
---------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $4,950,791  $5,552,582  $5,851,970    $5,555,437     $3,475,038
---------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                             0.59%       0.18%       0.42%         0.41%          0.37%
 Total expenses                                    1.23% 3     1.23% 3     1.12% 3       1.08% 3        1.16% 3
---------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             46%         27%         36%           62%            68%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

21  |  OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS Continued


 Class B      Year Ended September 30,              2003        2002        2001          2000           1999
---------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period            $33.30      $38.11      $65.26        $48.05         $37.32
---------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                               (.25)       (.32)       (.06)         (.19)          (.16)
 Net realized and unrealized gain (loss)           8.47       (4.49)     (15.13)        21.52          13.99
                                                 --------------------------------------------------------------
 Total from investment operations                  8.22       (4.81)     (15.19)        21.33          13.83
---------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                --          --          --            --           (.11)
 Dividends in excess of net investment income        --          --          --            --             --
 Distributions from net realized gain                --          --      (11.96)        (4.12)         (2.99)
                                                 --------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                       --          --      (11.96)        (4.12)         (3.10)
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $41.52      $33.30      $38.11        $65.26         $48.05
                                                 ==============================================================

---------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1               24.69%     (12.62)%    (27.68)%       46.01%         38.99%

---------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)    $1,224,725  $1,119,360  $1,386,315    $1,948,901     $1,250,245
---------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $1,113,678  $1,456,440  $1,731,624    $1,779,871     $1,121,639
---------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment loss                              (0.27)%     (0.60)%     (0.35)%       (0.38)%        (0.40)%
 Total expenses                                    2.07% 3,4   2.00% 3     1.89% 3       1.85% 3        1.94% 3
---------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             46%         27%         36%           62%            68%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

22  |  OPPENHEIMER GLOBAL FUND


 Class C        Year Ended September 30,           2003        2002        2001          2000           1999
---------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period            $33.82      $38.71      $66.09        $48.63         $37.79
---------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                      (.04)       (.12)        .07           .06           (.08)
 Net realized and unrealized gain (loss)           8.41       (4.77)     (15.49)        21.54          14.07
                                                 --------------------------------------------------------------
 Total from investment operations                  8.37       (4.89)     (15.42)        21.60          13.99
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
 Dividends from net investment income                --          --          --          (.02)          (.16)
 Dividends in excess of net investment income        --          --          --            -- 1           --
 Distributions from net realized gain                --          --      (11.96)        (4.12)         (2.99)
                                                 --------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                       --          --      (11.96)        (4.14)         (3.15)
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $42.19      $33.82      $38.71        $66.09         $48.63
                                                 ==============================================================

---------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2               24.75%     (12.63)%    (27.67)%       46.01%         38.97%

---------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)      $610,815    $463,949    $418,525      $404,312       $152,620
---------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $508,597    $521,168    $448,751      $287,843       $125,334
---------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                              (0.20)%     (0.56)%     (0.33)%       (0.29)%        (0.38)%
 Total expenses                                    2.02% 4     1.99% 4     1.89% 4       1.85% 4        1.94% 4
---------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             46%         27%         36%           62%            68%



1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

23  |  OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS  Continued


 Class N   Year Ended September 30,                         2003      2002    2001 1
---------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                     $35.13    $39.98    $50.13
---------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                       .10       .07       .01
 Net realized and unrealized gain (loss)                    8.81     (4.92)   (10.16)
                                                          -----------------------------
 Total from investment operations                           8.91     (4.85)   (10.15)
---------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         --        --        --
 Dividends in excess of net investment income                 --        --        --
 Distributions from net realized gain                         --        --        --
                                                          -----------------------------
 Total dividends and/or distributions to shareholders         --        --        --
                                                          -----------------------------
 Net asset value, end of period                           $44.04    $35.13    $39.98
                                                          =============================

---------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                        25.36%   (12.13)%  (20.25)%

---------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)               $108,641   $51,077    $5,971
---------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $ 77,891   $33,737    $1,717
---------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                      0.36%     0.14%     0.13%
 Total expenses                                             1.66%     1.45%     1.41%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses                 1.53%      N/A 4     N/A 4
---------------------------------------------------------------------------------------
 Portfolio turnover rate                                      46%       27%       36%



1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

24  |  OPPENHEIMER GLOBAL FUND

 Class Y    Year Ended September 30,                    2003      2002     2001      2000    1999 1
-----------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                 $35.38    $40.11   $67.53    $49.54    $42.38
-----------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                   .20       .12      .22       .64       .63
 Net realized and unrealized gain (loss)                8.99     (4.85)  (15.68)    22.03     10.00
                                                     ------------------------------------------------
 Total from investment operations                       9.19     (4.73)  (15.46)    22.67     10.63
-----------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                     --        --       --      (.50)     (.48)
 Dividends in excess of net
 investment income                                        --        --       --      (.06)       --
 Distributions from net realized gain                     --        --   (11.96)    (4.12)    (2.99)
                                                     ------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                          --        --   (11.96)    (4.68)    (3.47)
-----------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $44.57    $35.38   $40.11    $67.53    $49.54
                                                     ================================================

-----------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                    25.98%   (11.79)% (27.04)%   47.63%    27.11%

-----------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)           $263,670  $164,363 $165,281  $203,252   $36,593
-----------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $207,637  $191,788 $194,016  $136,515   $16,838
-----------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                  0.82%     0.37%    0.54%     0.90%     1.07%
 Total expenses                                         1.06%     1.15%    1.06%     0.82%     0.78%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                     1.03%     1.05%    1.00%      N/A 4     N/A 4
-----------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  46%       27%      36%       62%       68%



1. For the period from November 17, 1998 (inception of offering) to September 30, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


25  |  OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Global Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.


26  |  OPPENHEIMER GLOBAL FUND

    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.



27  |  OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
                                                                  Net Unrealized
                                                                    Appreciation
                                                                Based on Cost of
                                                                  Securities and
       Undistributed     Undistributed           Accumulated   Other Investments
       Net Investment        Long-Term                  Loss  for Federal Income
       Income                     Gain    Carryforward 1,2,3        Tax Purposes
--------------------------------------------------------------------------------
       $49,675,459                 $--        $1,134,946,770      $1,087,752,473

 1. As of September 30, 2003, the Fund had $702,973,713 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2003, details of the capital loss carryforward(s) were as follows:

                        Expiring
                        ----------------------
                        2004      $    353,985
                        2010       156,747,145
                        2011       545,872,583
                                  ------------
                        Total     $702,973,713
                                  ============

 2. During the fiscal years ended September 30, 2003 and September 30, 2002, the Fund did not utilize any capital loss carryforwards.
 3. As of September 30, 2003, the Fund had $420,371,060 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2012. Additionally, the Fund had $11,601,997 of post-October foreign currency losses which were deferred.

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2003. Net assets of the Fund were unaffected by the reclassifications.
                 From               From                             Net
                 Ordinary        Capital      Tax Return      Investment
                 Income             Loss      of Capital            Loss
                 -------------------------------------------------------
                 $1,263,820   $1,225,346             $--             $--

 No distributions were paid during the years ended September 30, 2003 and September 30, 2002.

 The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.



28  |  OPPENHEIMER GLOBAL FUND

                 Federal tax cost of securities
                 and other investments          $7,093,984,393
                                                ==============
                 Gross unrealized appreciation  $1,552,628,602
                 Gross unrealized depreciation    (464,876,129)
                                                --------------
                 Net unrealized appreciation    $1,087,752,473
                                                ==============
--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended September 30, 2003, the Fund's projected benefit obligations were increased by $154,817 and payments of $54,742 were made to retired trustees, resulting in an accumulated liability of $1,327,726 as of September 30, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other selected Oppenheimer funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.





29  |  OPPENHEIMER GLOBAL FUND

NOTES TO financial statements  Continued



--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           Year Ended September 30, 2003    Year Ended September 30, 2002
                                Shares            Amount         Shares            Amount
------------------------------------------------------------------------------------------
 Class A
 Sold                       37,025,265   $ 1,413,120,615     35,174,289   $ 1,541,931,335
 Redeemed                  (33,145,222)   (1,246,695,601)   (27,633,673)   (1,184,556,646)
                           ---------------------------------------------------------------
 Net increase                3,880,043   $   166,425,014      7,540,616   $   357,374,689
                           ===============================================================

------------------------------------------------------------------------------------------
 Class B
 Sold                        5,034,729   $   179,364,058      7,994,046   $   333,395,941
 Redeemed                   (9,150,407)     (320,756,849)   (10,753,879)     (440,125,321)
                           ---------------------------------------------------------------
 Net decrease               (4,115,678)  $  (141,392,791)    (2,759,833)  $  (106,729,380)
                           ===============================================================

------------------------------------------------------------------------------------------
 Class C
 Sold                        3,641,801   $   132,427,350      5,659,350   $   239,411,312
 Redeemed                   (2,880,073)     (102,104,135)    (2,755,399)     (112,534,975)
                           ---------------------------------------------------------------
 Net increase                  761,728   $    30,323,215      2,903,951   $   126,876,337
                           ===============================================================

------------------------------------------------------------------------------------------
 Class N
 Sold                        1,651,481   $    62,210,402      1,554,356   $    66,740,283
 Redeemed                     (638,588)      (24,321,340)      (249,598)      (10,307,918)
                           ---------------------------------------------------------------
 Net increase                1,012,893   $    37,889,062      1,304,758   $    56,432,365
                           ===============================================================

------------------------------------------------------------------------------------------
 Class Y
 Sold                        6,408,280   $   251,613,751      2,457,976   $   109,088,807
 Redeemed                   (5,137,758)     (202,687,160)    (1,933,304)      (84,359,554)
                           ---------------------------------------------------------------
 Net increase                1,270,522   $    48,926,591        524,672   $    24,729,253
                           ===============================================================


--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2003, were $3,371,759,725 and $3,116,763,436, respectively.


30  |  OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, 0.67% on the next $1.5 billion, 0.65% on the next $2.5 billion, 0.63% of the next $4 billion and 0.61% of average annual net assets in excess of $10 billion.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2003, the Fund paid $19,757,520 to OFS for services to the Fund.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                         Aggregate        Class A    Concessions    Concessions    Concessions    Concessions
                         Front-End      Front-End     on Class A     on Class B     on Class C     on Class N
                     Sales Charges  Sales Charges         Shares         Shares         Shares         Shares
                        on Class A    Retained by    Advanced by    Advanced by    Advanced by    Advanced by
 Year Ended                 Shares    Distributor  Distributor 1  Distributor 1  Distributor 1  Distributor 1
-------------------------------------------------------------------------------------------------------------
 September 30, 2003     $5,412,643     $1,258,434     $1,151,406     $5,143,237     $1,090,628       $501,636

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                             Class A       Class B        Class C        Class N
                          Contingent    Contingent     Contingent     Contingent
                            Deferred      Deferred       Deferred       Deferred
                       Sales Charges Sales Charges  Sales Charges  Sales Charges
                         Retained by   Retained by    Retained by    Retained by
 Year Ended              Distributor   Distributor    Distributor    Distributor
--------------------------------------------------------------------------------
 September 30, 2003          $59,566    $2,768,733        $95,126       $278,472


--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the year



31  |  OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued ended September 30, 2003, expense under the Class A Plan totaled $11,726,970, all of which were paid by the Distributor to recipients, which included $158,765 retained by the Distributor and $572,169 which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended September 30, 2003, were as follows:

                                                                  Distributor's
                                                   Distributor's      Aggregate
                                                       Aggregate  Uncompensated
                                                   Uncompensated  Expenses as %
                 Total Expenses   Amount Retained       Expenses  of Net Assets
                     Under Plan    by Distributor     Under Plan       of Class
--------------------------------------------------------------------------------
 Class B Plan       $11,133,894        $8,122,784    $21,658,810           1.77%
 Class C Plan         5,081,934         1,410,780      8,525,277           1.40
 Class N Plan           388,654           338,729      1,237,760           1.14


--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.


32  |  OPPENHEIMER GLOBAL FUND

 As of September 30, 2003, the Fund had outstanding foreign currency contracts as follows:

                                                 Contract         Valuation
                                   Expiration      Amount             as of    Unrealized    Unrealized
 Contract Description                   Dates      (000s)    Sept. 30, 2003  Appreciation  Depreciation
-------------------------------------------------------------------------------------------------------
 Contracts to Purchase
 Japanese Yen [JPY]           10/1/03-10/2/03     991,790JPY    $ 8,877,855       $13,696       $12,848
 Swiss Franc [CHF]            10/1/03-10/2/03      27,388CHF     20,738,777        43,596        19,523
                                                                                  ---------------------
 Total unrealized appreciation and depreciation                                   $57,292       $32,371
                                                                                  =====================

--------------------------------------------------------------------------------
 6. Illiquid or Restricted Securities
 As of September 30, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of September 30, 2003 was $3,986,592, which represents 0.05% of the Fund's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

                                                                  Valuation
                                                                      as of        Unrealized
 Security                Acquisition Dates    Cost Per Unit  Sept. 30, 2003      Depreciation
---------------------------------------------------------------------------------------------
 Stocks and/or Warrants
 Swiss Medical SA          5/16/94-7/10/02      $30,390,000      $3,986,592       $26,403,408


--------------------------------------------------------------------------------
 7. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the year ended or at September 30, 2003.

33  |  OPPENHEIMER GLOBAL FUND

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
 The Board of Trustees and Shareholders of Oppenheimer Global Fund:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer Global Fund, including the statement of investments, as of September 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and broker or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Global Fund as of September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.





 KPMG LLP

 Denver, Colorado
 October 21, 2003


34  |  OPPENHEIMER GLOBAL FUND

 FEDERAL INCOME TAX INFORMATION  Unaudited

--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    Dividends paid by the Fund during the fiscal year ended September 30, 2003 which are not designated as capital gain distributions should be multiplied by 26.03% to arrive at the amount eligible for the corporate dividend-received deduction.
    A portion, if any, of the dividends paid by the Fund during the fiscal year ended September 30, 2003 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $134,519,069 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2004, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.
    The Fund has elected the application of Section 853 of the Internal Revenue Code to permit shareholders to take a federal income tax credit or deduction, at their option, on a per share basis for an aggregate amount of $11,052,750 of foreign income taxes paid by the Fund during the fiscal year ended September 30, 2003. A separate notice will be mailed to each shareholder in January of 2004, which will reflect the proportionate share of such foreign taxes (as well as the dividend expected to be paid by the Fund in December of 2003) which must be treated by shareholders as gross income for federal income tax purposes.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

 Portfolio Proxy Voting
 Policies and Procedures  Unaudited

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


35  |  OPPENHEIMER GLOBAL FUND

TRUSTEES AND OFFICERS  Unaudited


Name, Position(s) Held with   Principal Occupation(s) During Past 5 Years; Other
Fund, Length of Service, Age  Trusteeships/Directorships Held by Trustee; Number
                              of Portfolios in Fund Complex Currently Overseen by Trustee

Independent Trustees          The address of each Trustee in the chart below is
                              6803 S. Tucson Way, Centennial, CO 80112-3924.
                              Each Trustee oversees 25 portfolios in the OppenheimerFunds complex except for Mr. Galli who also serves as trustee of 10 other Oppenheimer funds that are not Board I funds. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

Clayton K. Yeutter,           Of Counsel (since 1993), Hogan & Hartson (a law
Chairman of the Board         firm). Other directorships: Weyerhaeuser Corp.
of Trustees (since 2003),     (since 1999) and Danielson Holding Corp. (since
Trustee (since 1991)          2002); formerly a director of Caterpillar, Inc.
Age: 72                       (1993-December 2002).

Robert G. Galli,              A trustee or director of other Oppenheimer funds.
Trustee (since 1996)          Formerly Trustee (May 2000-2002) of Research
Age: 70                       Foundation of AIMR (investment research,
                              non-profit) and Vice Chairman (October
                              1995-December 1997) of OppenheimerFunds, Inc. (the
                              Manager.)

Phillip A. Griffiths,         A director (since 1991) of the Institute for
Trustee, (since 1999)         Advanced Study, Princeton, N.J., a director (since
Age: 64                       2001) of GSI Lumonics, a trustee (since 1983) of
                              Woodward Academy, a Senior Advisor (since 2001) of
                              The Andrew W. Mellon Foundation. A member of: the
                              National Academy of Sciences (since 1979),
                              American Academy of Arts and Sciences (since
                              1995), American Philosophical Society (since 1996) and Council on Foreign Relations (since 2002).
                              Formerly a director of Bankers Trust New York
                              Corporation (1994-1999).

Joel W. Motley,               Director (since 2002) Columbia Equity Financial
Trustee (since 2002)          Corp. (privately-held financial adviser); Managing
Age: 51                       Director (since 2002) Carmona Motley, Inc.
                              (privately-held financial adviser); Formerly he held the following positions: Managing Director
                              (January 1998-December 2001), Carmona Motley
                              Hoffman Inc. (privately-held financial adviser);
                              Managing Director (January 1992-December 1997),
                              Carmona Motley & Co. (privately-held financial adviser).

Kenneth A. Randall,           A director of Dominion Resources, Inc. (electric
Trustee (since 1980)          utility holding company) and Prime Retail, Inc.
Age: 76                       (real estate investment trust); formerly a
                              director of Dominion Energy, Inc. (electric power and oil & gas producer), President and Chief
                              Executive Officer of The Conference Board, Inc.
                              (international economic and business research) and a director of Lumbermens Mutual Casualty Company,
                              American Motorists Insurance Company and American
                              Manufacturers Mutual Insurance Company.

Edward V. Regan,              President, Baruch College, CUNY; a director of
Trustee (since 1993)          RBAsset (real estate manager); a director of
Age: 73                       OffitBank; formerly Trustee, Financial Accounting
                              Foundation (FASB and GASB), Senior Fellow of
                              Jerome Levy Economics Institute, Bard College,
                              Chairman of Municipal Assistance Corporation for the City of New York, New York State Comptroller and Trustee of New York State and Local Retirement
                              Fund.

Russell S. Reynolds, Jr.,     Chairman (since 1993) of The Directorship Search
Trustee (since 1989)          Group, Inc. (corporate governance consulting and
Age: 71                       executive recruiting); a life trustee of
                              International House (non-profit educational organization), and a trustee (since 1996) of the Greenwich Historical Society.


36  |  OPPENHEIMER GLOBAL FUND

Donald W. Spiro,              Chairman Emeritus (since January 1991) of the
Vice Chairman of the          Manager. Formerly a director (January 1969-August
Board of Trustees,            1999) of the Manager.
Trustee (since 1985)
Age: 77

--------------------------------------------------------------------------------
INTERESTED TRUSTEE            The address of Mr. Murphy in the chart below is
AND OFFICER                   Two World Financial Center, New York, NY 10080.
                              Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

John V. Murphy,               Chairman, Chief Executive Officer and director
President and Trustee,        (since June 2001) and President (since September
Trustee (since 2001)          2000) of the Manager; President and a director or
Age: 54                       trustee of other Oppenheimer funds; President and
                              a director (since July 2001) of Oppenheimer
                              Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the Manager); a director (since November 2001) of
                              OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Chairman and a director (since
                              July 2001) of Shareholder Services, Inc. and of
                              Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001) of OppenheimerFunds
                              Legacy Program (a charitable trust program established by the Manager); a director of the investment advisory subsidiaries of the Manager:
                              OFI Institutional Asset Management, Inc. and
                              Centennial Asset Management Corporation (since
                              November 2001), HarbourView Asset Management
                              Corporation and OFI Private Investments, Inc.
                              (since July 2001); President (since November 1,
                              2001) and a director (since July 2001) of Oppenheimer Real Asset Management, Inc.; a director (since November 2001) of Trinity
                              Investment Management Corp. and Tremont Advisers,
                              Inc. (investment advisory affiliates of the Manager); Executive Vice President (since February
                              1997) of Massachusetts Mutual Life Insurance
                              Company (the Manager's parent company); a director
                              (since June 1995) of DLB Acquisition Corporation
                              (a holding company that owns the shares of David
                              L. Babson & Company, Inc.); formerly, Chief
                              Operating Officer (September 2000-June 2001) of the Manager; President and trustee (November
                              1999-November 2001) of MML Series Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September
                              1999-August 2000) of C.M. Life Insurance Company;
                              President, Chief Executive Officer and director
                              (September 1999-August 2000) of MML Bay State Life
                              Insurance Company; a director (June 1989-June
                              1998) of Emerald Isle Bancorp and Hibernia Savings
                              Bank (a wholly-owned subsidiary of Emerald Isle
                              Bancorp). Oversees 83 portfolios in the
                              OppenheimerFunds complex.

--------------------------------------------------------------------------------
OFFICERS The address of the Officers in the chart below is as follows: for Messrs. Wilby and Zack, Two World Financial Center, New York, NY 10080, for Mr. Wixted, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer oversees 83 portfolios, except for Mr. Wilby, in the OppenheimerFunds complex. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

William L. Wilby,             Senior Vice President of the Manager (since July
Vice President (since 1992)   1994) and of HarbourView Asset Management
Age:  59                      Corporation (since May 1999); Senior Investment
                              Officer, Director of International Equities (since
                              May 2000) of the Manager; an officer of 2 portfolios in the OppenheimerFunds complex;
                              formerly Vice President of the Manager (October
                              1991- July 1994) and of HarbourView Asset
                              Management Corporation (June 1992 - May 1999).


37  |  OPPENHEIMER GLOBAL FUND

TRUSTEES AND OFFICERS  Unaudited / Continued

Brian W. Wixted,              Senior Vice President and Treasurer (since March
Treasurer (since 1999)        1999) of the Manager; Treasurer (since March 1999)
Age: 44                       of HarbourView Asset Management Corporation,
                              Shareholder Services, Inc., Oppenheimer Real Asset
                              Management Corporation, Shareholder Financial
                              Services, Inc., Oppenheimer Partnership Holdings,
                              Inc., OFI Private Investments, Inc. (since March
                              2000), OppenheimerFunds International Ltd. and
                              OppenheimerFunds plc (since May 2000) and OFI
                              Institutional Asset Management, Inc. (since
                              November 2000) (offshore fund management subsidiaries of the Manager); Treasurer and Chief
                              Financial Officer (since May 2000) of Oppenheimer
                              Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp. and
                              OppenheimerFunds Legacy Program (since April
                              2000); formerly Principal and Chief Operating
                              Officer (March 1995-March 1999), Bankers Trust
                              Company-Mutual Fund Services Division.

Robert G. Zack,               Senior Vice President (since May 1985) and General
Secretary (since 2001)        Counsel (since February 2002) of the Manager;
Age: 55                       General Counsel and a director (since November
                              2001) of OppenheimerFunds Distributor, Inc.;
                              Senior Vice President and General Counsel (since
                              November 2001) of HarbourView Asset Management
                              Corporation; Vice President and a director (since
                              November 2000) of Oppenheimer Partnership
                              Holdings, Inc.; Senior Vice President, General
                              Counsel and a director (since November 2001) of Shareholder Services, Inc., Shareholder Financial
                              Services, Inc., OFI Private Investments, Inc.,
                              Oppenheimer Trust Company and OFI Institutional
                              Asset Management, Inc.; General Counsel (since
                              November 2001) of Centennial Asset Management
                              Corporation; a director (since November 2001) of
                              Oppenheimer Real Asset Management, Inc.; Assistant
                              Secretary and a director (since November 2001) of OppenheimerFunds International Ltd.; Vice
                              President (since November 2001) of
                              OppenheimerFunds Legacy Program; Secretary (since
                              November 2001) of Oppenheimer Acquisition Corp.;
                              formerly Acting General Counsel (November
                              2001-February 2002) and Associate General Counsel
                              (May 1981-October 2001) of the Manager; Assistant
                              Secretary of Shareholder Services, Inc. (May
                              1985-November 2001), Shareholder Financial
                              Services, Inc. (November 1989-November 2001);
                              OppenheimerFunds International Ltd. and
                              OppenheimerFunds plc (October 1997-November 2001).







The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.

38  |  OPPENHEIMER GLOBAL FUND

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Fund has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of September 30, 2003,
         registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)